Stockholders' Equity - Schedule of Asset and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	May 31, 2006 Hawaii Biotech, Inc [Member]
Cash			$ 7,007,371
Due from Hawaii Biotech, Inc.			1,000,000
Prepaid expenses			14,279
Employee note receivable			288,576
Fixed assets, net of depreciation of $181,905			388,165
Other assets			606
Total assets	1,768,482	1,481,774	8,698,997
Accounts and accrued expenses payable			138,921
Due to Hawaii Biotech, Inc.			70,279
Equipment leases payable			181,203
Total liabilities	14,704,594	10,066,598	390,403
Net assets transferred			8,308,594
Depreciation on fixed asset	$ 1,007,176	$ 1,001,554	$ 181,905